Accrued Expenses and Other Liabilities (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Other Liabilities [Line Items]
Bills payable	$ 1,074.0	54,657.3	56,361.5
Remittances in transit	468.8	23,858.1	21,054.9
Accrued expenses	394.5	20,077.9	16,266.8
New account deposits	97.1	4,942.1	5,435.5
Accounts payable	972.3	49,480.2	44,626.7
Derivatives	2,513.9	127,932.3	74,401.8
Others	307.0	15,620.2	14,410.4
Total	$ 5,827.6	296,568.1	232,557.6